ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Yuehang Chuanyi Technology Beijing Co., Ltd. Chuanyi Technology [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
AirMedia Online Network Technology Co., Ltd. ("AM Online") [Member] | Yuehang Chuanyi Technology Beijing Co., Ltd. Chuanyi Technology [Member]
Organization And Principal Activities [Line Items]
Due from Affiliate, Noncurrent	¥ 40,000
Debt Instrument, Term	15 days
Beijing Linghang Shengshi Advertising Co., Ltd. Linghang Shengshi [Member]
Organization And Principal Activities [Line Items]
Minimum Annual Service Fee Percentage	0.50%
AM Yuehang [Member]
Organization And Principal Activities [Line Items]
Minimum Annual Service Fee Percentage	1.00%
Variable Interest Entity, Primary Beneficiary [Member]
Organization And Principal Activities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Variable Interest Entity, Consolidated Net Revenue Percentage	100.00%	100.00%	98.80%
Variable Interest Entity, Consolidated Total Assets Percentage	87.80%	85.60%
Variable Interest Entity, Consolidated Total Liabilities Percentage	88.90%	85.60%